QUARTERLY FINANCIAL DATA (UNAUDITED) - Additional information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2012 Kemmerer Mine	Dec. 31, 2012 Kemmerer Mine	Jun. 30, 2012 Kemmerer Mine
Other information:
Deferred revenue			$ 2.2	$ 2.2
Expected increase in revenues and operating income		1.3
Depreciation	$ 1.5